UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22563

Mairs & Power Funds Trust
(Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Address of principal executive offices) (Zip code)

Andrea C. Stimmel, Chief Compliance Officer & Treasurer, 332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

651-222-8478
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)		September 30, 2013

Shares	Security Description	Fair Value
	COMMON STOCKS 97.6%
	BASIC INDUSTRIES 13.9%
2,185,000	Bemis Co., Inc.	$85,236,850
1,415,153	Ecolab, Inc.	139,760,510
2,850,000	H.B. Fuller Co. (d)	128,791,500
2,190,000	Valspar Corp.	138,911,700
		492,700,560
	CAPITAL GOODS 13.8%
429,500	Badger Meter, Inc.	19,971,750
2,819,000	Donaldson Co., Inc.	107,488,470
740,000	Fastenal Co.	37,185,000
1,450,000	Graco, Inc.	107,387,000
1,200,000	MTS Systems Corp. (d)	77,220,000
2,140,000	Pentair Ltd. (a)	138,971,600
		488,223,820
	CONSUMER CYCLICAL 8.9%
500,000	G&K Services, Inc., Class A	30,195,000
1,930,000	Target Corp.	123,481,400
2,400,000	Toro Co.	130,440,000
480,000	The Walt Disney Company	30,955,200
		315,071,600
	CONSUMER STAPLE 4.6%
1,450,000	General Mills, Inc.	69,484,000
2,230,000	Hormel Foods Corp.	93,927,600
		163,411,600
	DIVERSIFIED 6.3%
1,260,000	3M Co.	150,456,600
3,040,000	General Electric Co.	72,625,600
		223,082,200
	ENERGY 3.3%
1,300,000	Schlumberger, Ltd. (a)	114,868,000

	FINANCIAL 11.7%
1,910,000	Associated Banc-Corp.	29,585,900
1,600,000	Principal Financial Group	68,512,000
3,060,000	TCF Financial Corp.	43,696,800
300,000	The Travelers Cos., Inc.	25,431,000
3,850,000	U.S. Bancorp	140,833,000
1,800,000	Wells Fargo & Co.	74,376,000
1,640,000	Western Union Co.	30,602,400
		413,037,100
	HEALTH CARE 17.0%
1,030,000	Baxter International Inc.	67,660,700
1,130,000	Johnson & Johnson	97,959,700
2,560,000	Medtronic, Inc.	136,320,000
1,170,000	Patterson Cos., Inc.	47,034,000
1,550,000	Pfizer Inc.	44,500,500
560,000	Roche Holdings Ltd. (a)	37,816,800
1,540,000	St. Jude Medical, Inc.	82,605,600
628,800	SurModics, Inc. (b)	14,952,864
460,000	Techne Corp.	36,827,600
430,000	Zimmer Holdings, Inc.	35,320,200
		600,997,964

Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)(continued)		September 30, 2013

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	TECHNOLOGY 14.1%
2,390,000	Corning Inc.	$34,870,100
1,012,500	Cray Inc. (b)	24,370,875
1,960,000	Daktronics, Inc.	21,932,400
2,140,000	Emerson Electric Co.	138,458,000
651,560	Fiserv, Inc. (b)	65,840,138
1,550,000	Honeywell International Inc.	128,712,000
780,000	Intel Corp.	17,877,600
486,185	NVE Corporation (b)(d)	24,814,883
630,000	Qualcomm, Inc.	42,436,800
		499,312,796
	TRANSPORTATION 3.7%
1,240,000	C.H. Robinson Worldwide, Inc.	73,854,400
600,000	United Parcel Service, Inc., Class B	54,822,000
		128,676,400
	UTILITIES 0.3%
400,000	MDU Resources Group, Inc.	11,188,000

	TOTAL COMMON STOCKS	$3,450,570,040
	(cost $1,891,421,730)

	SHORT-TERM INVESTMENTS 2.4%
86,104,790	First American Prime Obligations Fund, Class Z, 0.02% (c)	$86,104,790
	(cost $86,104,790)

	TOTAL INVESTMENTS 100.0%	$3,536,674,830
	(cost $1,977,526,520)

	OTHER ASSETS AND LIABILITIES (NET) 0.0%	(973,308)

	TOTAL NET ASSETS 100.0%	$3,535,701,522

(a)	Foreign security denominated in U.S. dollars. As of September 30, 2013, these securities represented $291,656,400 or 8.2% of total net assets.
(b)	Non-income producing.
(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2013.
(d)	Affiliated company.

See accompanying Notes to Schedules of Investments.

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)			September 30, 2013

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES 35.3%
	FEDERAL AGENCY OBLIGATIONS 4.7%
$1,000,000	Federal National Mortgage Association	3.250%	03/27/28	$937,142
875,000	Federal Farm Credit Bank	3.450%	06/05/28	819,296
1,000,000	Federal Farm Credit Bank	3.700%	06/20/28	943,747
1,000,000	Federal Farm Credit Bank	4.200%	07/03/28	984,942
1,000,000	Federal Farm Credit Bank	4.240%	07/17/28	991,789
500,000	Federal Farm Credit Bank	4.000%	08/01/28	490,670
1,000,000	Federal Farm Credit Bank	4.080%	08/15/28	984,789
1,084,000	Federal Farm Credit Bank	3.200%	04/24/30	986,693
830,000	Federal Farm Credit Bank	4.440%	12/10/30	832,536
1,000,000	Federal Home Loan Banks	3.300%	05/07/32	840,355
500,000	Federal National Mortgage Association	3.400%	09/27/32	440,275
1,000,000	Federal Home Loan Banks	3.180%	12/06/32	814,551
1,000,000	Federal Home Loan Banks	3.250%	01/18/33	878,324
1,000,000	Federal Farm Credit Bank	3.480%	02/07/33	929,504
1,000,000	Federal Home Loan Banks	3.230%	02/07/33	867,334
2,000,000	Federal Home Loan Banks	3.500%	02/22/33	1,786,454
1,000,000	Federal Farm Credit Bank	3.500%	02/28/33	916,044
1,500,000	Federal National Mortgage Association	3.500%	03/07/33	1,397,352
3,000,000	Federal National Mortgage Association	3.250%	03/25/33	2,637,522
500,000	Federal National Mortgage Association	3.250%	04/29/33	447,232
1,000,000	Federal Home Loan Banks	3.300%	05/09/33	871,681
500,000	Federal National Mortgage Association	3.430%	05/27/33	467,551
500,000	Federal Home Loan Banks	3.730%	07/01/33	467,821
500,000	Federal Home Loan Banks	4.700%	07/25/33	501,160
840,000	Federal Farm Credit Bank	3.125%	12/05/33	712,887
1,000,000	Federal Home Loan Banks	3.480%	10/09/37	883,492
				23,831,143
	CORPORATE BONDS 28.3%
	CONSUMER CYCLICAL 2.5%
500,000	Gannett Co., Inc.	6.375%	09/01/15	542,500
500,000	Best Buy Co., Inc.	5.000%	08/01/18	513,750
500,000	Deluxe Corp.	7.000%	03/15/19	530,000
500,000	Dell Inc.	5.875%	06/15/19	495,000
1,000,000	Time Warner Cable, Inc.	4.125%	02/15/21	944,384
1,000,000	Best Buy Co., Inc.	5.500%	03/15/21	1,000,000
500,000	Dell Inc.	4.625%	04/01/21	450,929
1,000,000	Time Warner Cable, Inc.	4.000%	09/01/21	932,969
2,200,000	Darden Restaurants, Inc.	3.350%	11/01/22	1,995,105
1,000,000	Staples, Inc.	4.375%	01/12/23	963,544
2,000,000	Kohl's Corporation	3.250%	02/01/23	1,844,714
1,000,000	Wyndam Worldwide	3.900%	03/01/23	949,388
500,000	Hyatt Hotels Corporation	3.375%	07/15/23	467,233
1,000,000	Metropolitan Opera	4.349%	10/01/32	953,314
500,000	Altria Group, Inc.	4.250%	08/09/42	416,258
				12,999,088
	FINANCIAL 13.2%
500,000	SLM Corporation	5.000%	10/01/13	500,000
485,000	Jefferson-Pilot Corp.	4.750%	01/30/14	491,836
415,000	Liberty Mutual Group Inc. (e)	5.750%	03/15/14	422,645
500,000	GATX Corp.	8.750%	05/15/14	522,822
500,000	Genworth Life Financial Inc.	5.750%	06/15/14	516,663
500,000	Citigroup Inc.	5.000%	09/15/14	518,847
500,000	Regions Financial Corp.	7.750%	11/10/14	536,974
500,000	SLM Corporation	5.050%	11/14/14	516,250
500,000	General Motors Acceptance Corp.	6.750%	12/01/14	524,375
500,000	Principal Life Global (e)	5.050%	03/15/15	529,414
500,000	Marshall & Ilsley Corp.	4.850%	06/16/15	523,857
500,000	TCF National Bank	5.500%	02/01/16	512,626
500,000	Key Bank National Association	5.450%	03/03/16	547,779

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)(continued)			September 30, 2013

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIAL (continued)
$500,000	Symetra Financial Corp. (e)	6.125%	04/01/16	$536,861
250,000	Security Benefit Life Insurance (e)	8.750%	05/15/16	282,950
500,000	Merrill Lynch & Co., Inc.	6.050%	05/16/16	550,689
500,000	Torchmark Corp.	6.375%	06/15/16	548,560
500,000	Western Union Co.	5.930%	10/01/16	556,778
500,000	National City Bank	5.250%	12/15/16	555,309
500,000	Marshall & Ilsley Corp.	5.000%	01/17/17	540,206
500,000	Citigroup Inc.	5.500%	02/15/17	547,457
500,000	White Mountain Group, Ltd. (a)(e)	6.375%	03/20/17	546,680
250,000	Merrill Lynch & Co., Inc.	5.700%	05/02/17	275,971
500,000	Royal Bank of Scotland Group, PLC (a)	4.250%	07/15/17	523,653
500,000	Ford Motor Credit Co.	3.000%	08/20/17	490,285
500,000	Comerica Incorporated	5.200%	08/22/17	556,757
500,000	Bank of America Corp.	6.000%	09/01/17	566,210
500,000	American Express Company	6.000%	09/13/17	579,825
500,000	Bear Stearns Co., Inc.	6.400%	10/02/17	583,282
500,000	The Hartford Financial Services Group Inc.	4.000%	10/15/17	535,758
500,000	Prudential Financial Inc.	6.000%	12/01/17	579,682
500,000	Barclays Bank, PLC (a)(e)	6.050%	12/04/17	555,397
1,000,000	Morgan Stanley	5.950%	12/28/17	1,131,378
500,000	Goldman Sachs Group, Inc.	5.950%	01/18/18	565,202
500,000	Wachovia Corp.	5.750%	02/01/18	577,581
500,000	United Health Group, Inc.	6.000%	02/15/18	582,770
250,000	Lincoln National Corp.	7.000%	03/15/18	295,827
500,000	SunTrust Banks, Inc.	7.250%	03/15/18	596,874
500,000	Morgan Stanley	6.625%	04/01/18	580,479
1,000,000	Jefferies Group, Inc.	5.125%	04/13/18	1,073,242
500,000	Merrill Lynch & Co., Inc.	6.875%	04/25/18	589,253
500,000	Provident Cos.	7.000%	07/15/18	576,673
500,000	MetLife Inc.	6.817%	08/15/18	604,954
500,000	Associated Banc-Corp	9.250%	10/15/18	501,275
1,000,000	Ford Motor Credit Co.	3.000%	12/20/18	993,351
500,000	The Hartford Financial Services Group Inc.	6.000%	01/15/19	576,994
500,000	Royal Bank of Scotland Group, PLC (a)	5.250%	02/15/19	539,839
500,000	BB&T Corp.	6.850%	04/30/19	610,782
250,000	Berkley (WR) Corp.	6.150%	08/15/19	286,424
500,000	Prospect Capital Corp.	5.950%	09/15/19	499,962
500,000	Protective Life Corp.	7.375%	10/15/19	604,561
500,000	Prospect Capital Corp.	5.125%	11/15/19	490,350
1,629,000	Zions Bancorp	4.150%	11/15/19	1,611,635
500,000	Credit Suisse (a)	5.400%	01/14/20	547,299
500,000	Prospect Capital Corp.	4.000%	01/15/20	469,467
500,000	Morgan Stanley	5.500%	01/26/20	553,282
500,000	The Hartford Financial Services Group Inc.	5.500%	03/30/20	564,203
450,000	Compass Bancshares, Inc.	5.500%	04/01/20	449,580
500,000	Ford Motor Credit Co.	3.450%	08/20/20	484,545
537,000	Manufacturers & Traders Trust Co. (d)	5.585%	12/28/20	542,243
500,000	Wells Fargo & Co. (d)	2.000%	01/31/21	492,983
1,000,000	Nationwide Financial Services (e)	5.375%	03/25/21	1,070,274
500,000	Markel Corporation	5.350%	06/01/21	543,543
500,000	Goldman Sachs Group, Inc.	5.250%	07/27/21	539,577
500,000	Genworth Life Financial Inc.	7.625%	09/24/21	590,956
500,000	AFLAC, Inc.	4.000%	02/15/22	512,966
500,000	GATX Corp.	4.750%	06/15/22	510,068
1,000,000	Block Financial LLC	5.500%	11/01/22	1,027,660
1,000,000	OneBeacon U.S. Holdings, Inc.	4.600%	11/09/22	989,692
2,000,000	RPM International, Inc.	3.450%	11/15/22	1,870,354
500,000	Wells Fargo & Co.	3.450%	02/13/23	467,982
1,500,000	Assurant, Inc.	4.000%	03/15/23	1,452,045

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)(continued)			September 30, 2013

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIAL (continued)
$1,000,000	GATX Corp.	3.900%	03/30/23	$967,028
1,000,000	Markel Corporation	3.625%	03/30/23	950,301
2,000,000	Fidelity National Information Services, Inc.	3.500%	04/15/23	1,799,054
1,000,000	Citigroup Inc.	3.500%	05/15/23	902,397
500,000	Ameriprise Financial, Inc.	4.000%	10/15/23	505,856
500,000	CNA Financial Corp.	7.250%	11/15/23	604,057
500,000	Pacific Life Insurance Co. (e)	7.900%	12/30/23	644,562
250,000	Liberty Mutual Insurance Co. (e)	8.500%	05/15/25	308,439
500,000	Citigroup Inc.	5.200%	01/25/27	500,812
250,000	Provident Cos.	7.250%	03/15/28	287,332
1,000,000	JPMorgan Chase & Co. (d)	3.000%	03/21/28	865,406
1,000,000	JPMorgan Chase & Co. (d)	3.000%	03/22/28	911,091
1,000,000	Royal Bank of Canada (a)	3.000%	05/10/28	960,827
500,000	Farmers Exchange Capital (e)	7.050%	07/15/28	602,276
500,000	Goldman Sachs Group, Inc. (d)	4.000%	07/30/28	486,935
500,000	Bank of America Corp. (d)	5.500%	03/29/30	497,802
500,000	Goldman Sachs Group, Inc.	4.250%	11/15/30	477,458
500,000	Goldman Sachs Group, Inc.	4.000%	02/15/31	466,341
500,000	General Electric Cap Corp.	3.500%	05/15/32	462,914
500,000	General Electric Cap Corp.	4.000%	09/17/32	487,489
500,000	Goldman Sachs Group, Inc.	4.300%	12/15/32	477,069
1,000,000	JPMorgan Chase & Co. (d)	3.250%	01/31/33	864,051
649,000	Lloyds TSB Bank PLC (a)(d)	3.400%	01/31/33	604,425
2,000,000	General Electric Cap Corp.	4.000%	02/14/33	1,892,056
1,500,000	Western Union Co.	6.200%	11/17/36	1,484,987
500,000	Barclays Bank, PLC (a)(d)	4.000%	10/09/37	470,147
1,000,000	Berkshire Hathaway Finance Corporation	4.400%	05/15/42	918,849
500,000	MetLife Inc.	4.125%	08/13/42	439,615
500,000	Swiss Re Treasury (e)	4.250%	12/06/42	437,049
500,000	Pacific Life Corp. (e)	5.125%	01/30/43	461,097
500,000	Berkshire Hathaway Finance Corporation	4.300%	05/15/43	453,211
500,000	Principal Financial Group	4.350%	05/15/43	448,475
				66,783,931
	INDUSTRIAL 11.0%
250,000	Maytag Corp.	5.000%	05/15/15	263,242
340,000	Johnson Controls, Inc.	5.500%	01/15/16	371,825
500,000	International Paper Co.	5.250%	04/01/16	544,018
500,000	SUPERVALU Inc.	8.000%	05/01/16	547,500
500,000	Anadarko Petroleum Corp.	5.950%	09/15/16	561,440
500,000	Valspar Corp.	6.050%	05/01/17	558,746
500,000	Broadridge Financial Solutions, Inc.	6.125%	06/01/17	547,955
525,000	Cargill, Inc. (e)	6.000%	11/27/17	605,056
500,000	Cliffs Natural Resources, Inc.	3.950%	01/15/18	502,138
250,000	ServiceMaster Co.	7.100%	03/01/18	240,625
1,000,000	Avon Products, Inc.	4.200%	07/15/18	1,037,704
250,000	ConocoPhillips	6.650%	07/15/18	301,378
350,000	PPG Industries	7.400%	08/15/19	420,376
500,000	MASCO Corp.	7.125%	03/15/20	563,750
1,000,000	Safeway, Inc.	3.950%	08/15/20	981,249
500,000	Broadridge Financial Solutiions, Inc.	3.950%	09/01/20	504,887
500,000	Cliffs Natural Resources, Inc.	4.800%	10/01/20	476,630
500,000	Hewlett-Packard Company	3.750%	12/01/20	485,969
1,000,000	Cliffs Natural Resources, Inc.	4.875%	04/01/21	943,415
500,000	Pentair Ltd. (a)	5.000%	05/15/21	524,564
500,000	Hewlett-Packard Company	4.300%	06/01/21	485,750
500,000	Carpenter Technology	5.200%	07/15/21	522,559
500,000	Safeway, Inc.	4.750%	12/01/21	502,078
500,000	Idex Corporation	4.200%	12/15/21	504,465
500,000	ONEOK, Inc.	4.250%	02/01/22	467,639

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)(continued)			September 30, 2013

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	INDUSTRIAL (continued)
$1,000,000	FREEPORT-McMoRan Copper & Gold Inc.	3.550%	03/01/22	$919,699
500,000	MASCO Corp.	5.950%	03/15/22	523,750
1,000,000	Newmont Mining Corp	3.500%	03/15/22	874,456
500,000	Barrick Gold Corporation (a)	3.850%	04/01/22	442,196
1,000,000	Domtar Corp.	4.400%	04/01/22	965,107
500,000	URS Corp. (d)(e)	5.000%	04/01/22	503,081
1,500,000	Murphy Oil Corp.	4.000%	06/01/22	1,434,444
500,000	Whirlpool Corporation	4.700%	06/01/22	522,876
500,000	Penske Truck Leasing Co., L.P. / PTL Finance Corp. (e)	4.875%	07/11/22	509,176
1,000,000	Hewlett-Packard Company	4.050%	09/15/22	956,654
2,025,000	Fiserv, Inc.	3.500%	10/01/22	1,917,211
2,000,000	Transocean Ltd. (a)	3.800%	10/15/22	1,883,182
500,000	Murphy Oil Corp.	3.700%	12/01/22	466,032
1,500,000	The Dun & Bradstreet Corporation	4.375%	12/01/22	1,473,024
1,000,000	Autodesk, Inc.	3.600%	12/15/22	948,159
1,500,000	Sunoco Logistics Partners	3.450%	01/15/23	1,395,846
2,500,000	Williams Companies	3.700%	01/15/23	2,257,843
1,445,000	Boardwalk Pipelines, LP	3.375%	02/01/23	1,327,693
500,000	Carpenter Technology	4.450%	03/01/23	489,920
1,500,000	Motorola Solutions, Inc.	3.500%	03/01/23	1,400,448
500,000	Avon Products, Inc.	5.000%	03/15/23	503,085
1,000,000	Reliance Steel & Aluminum Co.	4.500%	04/15/23	975,960
1,000,000	Barrick Gold Corporation (a)	4.100%	05/01/23	880,598
500,000	Ingersoll-Rand Co., Ltd. (a)(e)	4.250%	06/15/23	496,551
2,000,000	NUCOR Corporation	4.000%	08/01/23	1,957,360
500,000	Wyeth	6.450%	02/01/24	619,180
1,000,000	Moody's Corporation	4.875%	02/15/24	1,002,178
865,000	Union Carbide Corp.	7.500%	06/01/25	1,023,286
500,000	Toro Co.	7.800%	06/15/27	603,268
1,949,000	Land O'Lakes Capital Trust I (e)	7.450%	03/15/28	1,885,657
500,000	Global Marine	7.000%	06/01/28	528,337
1,000,000	Eaton Corporation (e)	4.000%	11/02/32	919,295
2,500,000	Intel Corp.	4.000%	12/15/32	2,297,390
2,000,000	Comcast Corporation	4.250%	01/15/33	1,886,104
1,000,000	Pitney Bowes	5.250%	01/15/37	1,051,874
1,000,000	Alcoa Inc.	5.950%	02/01/37	888,182
1,000,000	Newmont Mining Corp.	4.875%	03/15/42	759,933
1,000,000	Cargill, Inc. (e)	4.100%	11/01/42	880,609
590,000	Eaton Corporation (e)	4.150%	11/02/42	524,117
500,000	Murphy Oil Corp.	5.125%	12/01/42	436,838
500,000	Lockheed Martin Corporation	4.070%	12/15/42	439,271
500,000	Apache Corporation	4.250%	01/15/44	437,418
				55,672,246
	UTILITIES 1.6%
500,000	Commonwealth Edison Co.	6.150%	09/15/17	585,284
250,000	Vectren Utility Holdings, Inc.	5.750%	08/01/18	286,240
250,000	South Jersey Gas Co.	7.125%	10/22/18	299,702
250,000	United Utilities PLC (a)	5.375%	02/01/19	269,821
250,000	Verizon Communications, Inc.	6.350%	04/01/19	293,383
500,000	CenturyLink, Inc.	6.150%	09/15/19	518,750
1,000,000	The ADT Corporation	3.500%	07/15/22	845,403
2,000,000	Arrow Electronics, Inc.	4.500%	03/01/23	1,977,684
500,000	The ADT Corporation	4.125%	06/15/23	446,131
1,000,000	National Rural Utilites Cooperative Finance Corporation	3.000%	11/15/26	962,140
500,000	U S West Capital Funding Inc.	6.875%	07/15/28	445,000
550,000	U S West Capital Funding Inc.	6.875%	09/15/33	532,783
500,000	Entergy Gulf States, Inc.	6.180%	03/01/35	500,113
				7,962,434

	TOTAL CORPORATE BONDS			143,417,699

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)(continued)			September 30, 2013

Par Value/Shares	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	ASSET BACKED SECURITIES 1.7%
$32,598	GATX Corp.	7.500%	02/28/15	$34,188
500,000	American Airlines, Inc. (e)(f)	7.500%	03/15/16	592,500
500,000	Delta Air Lines 2010-2 Class B Pass Thru Trust (e)	6.750%	05/23/17	507,815
401,406	Continental Airlines 2009-1 Class A Pass Through Trust	9.000%	01/08/18	457,603
408,457	American Airlines Pass Through Trust 2011-1 Pass Through Cert	7.000%	07/31/19	419,690
253,935	Continental Airlines 1999-1 Class B Pass Through Trust	6.795%	02/02/20	257,269
744,491	Continental Airlines 2010-1 Class B Pass Through Trust	6.000%	07/12/20	757,520
401,879	Delta Airlines 2011-1 Pass Thru Cert	5.300%	10/15/20	428,001
758,343	America West Airlines, Inc.	8.057%	01/02/22	769,718
856,344	American Airlines 2011-1 Pass Through Trust	5.250%	07/31/22	888,457
206,153	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	219,037
384,835	Southwest Airlines Co.	6.150%	02/01/24	438,230
888,301	US Airways 2010-1 Class A Pass Through Cert	6.250%	10/22/24	934,937
455,259	US Airways 2011-1A PTT Equipment Trust Certificate	7.125%	04/22/25	501,923
500,000	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	04/29/26	483,750
1,000,000	US Airways 2013 - 1A Pass Through Trust	3.950%	05/15/27	930,625
				8,621,263

	PREFERRED SECURITIES 0.6%
20,000	Pitney Bowes	5.250%	11/27/22	500,000
20,000	Stifel Financial	5.375%	12/31/22	506,200
10,000	Raymond James Financial Inc.	6.900%	03/15/42	251,700
20,000	Protective Life Corp.	6.000%	09/01/42	451,000
20,000	Selective Insurance Group	5.875%	02/09/43	412,800
40,000	Berkley (WR) Corp.	5.625%	04/30/53	864,400
10,000	Nextera Energy Capital	5.700%	03/01/72	212,500
				3,198,600

	TOTAL FIXED INCOME SECURITIES			$179,068,705
	(cost $180,323,324)

	COMMON STOCKS 60.6%
	BASIC INDUSTRIES 3.9%
85,000	Bemis Co., Inc.			3,315,850
14,000	Ecolab, Inc.			1,382,640
154,000	H.B. Fuller Co.			6,959,260
124,000	Valspar Corp.			7,865,320
				19,523,070
	CAPITAL GOODS 4.0%
80,000	Graco, Inc.			5,924,800
23,000	Ingersoll-Rand Co., Ltd. (a)			1,493,620
91,000	MTS Systems Corp.			5,855,850
108,000	Pentair Ltd. (a)			7,013,520
				20,287,790
	CONSUMER CYCLICAL 5.8%
251,000	Deluxe Corp.			10,456,660
15,000	Genuine Parts Co.			1,213,350
74,000	Home Depot, Inc.			5,612,900
30,000	Sturm, Ruger & Co., Inc.			1,878,900
129,000	Target Corp.			8,253,420
40,000	Toro Co.			2,174,000
				29,589,230
	CONSUMER STAPLE 2.5%
77,000	General Mills, Inc.			3,689,840
120,000	Hormel Foods Corp.			5,054,400
26,000	Kimberly-Clark Corp.			2,449,720
15,000	The Hershey Co.			1,387,500
				12,581,460

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)(continued)		September 30, 2013

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	DIVERSIFIED 3.9%
86,000	3M Co.	$10,269,260
391,500	General Electric Co.	9,352,935
		19,622,195
	ENERGY 8.1%
63,000	BP p.l.c. ADR (g)	2,647,890
140,000	ConocoPhillips	9,731,400
133,000	Exxon Mobil Corp.	11,443,320
50,000	Murphy Oil Corp.	3,016,000
12,500	Murphy USA Inc. (b)	504,875
156,000	Schlumberger, Ltd. (a)	13,784,160
		41,127,645
	FINANCIAL 11.6%
26,000	American Express Co.	1,963,520
391,000	Associated Banc-Corp.	6,056,590
59,000	Bank of America Corp.	814,200
103,000	JPMorgan Chase & Co.	5,324,070
20,000	Lincoln National Corp.	839,800
205,000	Principal Financial Group	8,778,100
118,000	TCF Financial Corp.	1,685,040
35,000	The Travelers Cos., Inc.	2,966,950
343,000	U.S. Bancorp	12,546,940
156,000	Wells Fargo & Co.	6,445,920
600,000	Western Union Co.	11,196,000
		58,617,130
	HEALTH CARE 8.7%
120,000	Abbott Laboratories	3,982,800
80,000	Abbvie, Inc.	3,578,400
85,000	Baxter International Inc.	5,583,650
72,500	Bristol-Myers Squibb Co.	3,355,300
72,000	Eli Lilly & Co.	3,623,760
73,000	Johnson & Johnson	6,328,370
252,500	Medtronic, Inc.	13,445,625
150,000	Pfizer Inc.	4,306,500
		44,204,405
	TECHNOLOGY 6.3%
420,000	Corning Inc.	6,127,800
220,000	Emerson Electric Co.	14,234,000
90,000	Honeywell International Inc.	7,473,600
23,000	International Business Machines Corp.	4,259,140
		32,094,540
	TRANSPORTATION 3.5%
85,000	C.H. Robinson Worldwide, Inc.	5,062,600
139,000	United Parcel Service, Inc., Class B	12,700,430
		17,763,030
	UTILITIES 2.3%
51,000	ALLETE, Inc.	2,463,300
161,000	MDU Resources Group, Inc.	4,503,170
170,000	Xcel Energy Inc.	4,693,700
		11,660,170

	TOTAL COMMON STOCKS	$307,070,665
	(cost $202,586,269)

	PREFERRED STOCKS 0.0%
	UTILITIES 0.0%
10,000	SCE Trust I	205,500

	TOTAL PREFERRED STOCKS	$205,500
	(cost $250,000)

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)(continued)			September 30, 2013

Shares		Security Description	Fair Value

		SHORT-TERM INVESTMENTS 3.7%
18,715,412		First American Prime Obligations Fund, Class Z, 0.02% (c)	$18,715,412
		(cost $18,715,412)

		TOTAL INVESTMENTS 99.6%	$505,060,282
		(cost $401,875,005)

		OTHER ASSETS AND LIABILITIES (NET) 0.4%	2,271,999

		TOTAL NET ASSETS 100.0%	$507,332,281

	(a)	Foreign security denominated in U.S. dollars. As of September 30, 2013, these securities represented $31,536,479 or 6.2% of total net assets.
	(b)	Non-income producing.
	(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2013.
	(d)	Step Bonds - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of September 30, 2013.
	(e)
Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be liquid under guidelines established by the Fund's Board of Trustees.  As of September 30, 2013, these securities represented $13,821,501 or 2.7% of total net assets.

	(f)	Non-income producing - Issue is in default.
	(g)	American Depository Receipt.

	See accompanying Notes to Schedules of Investments.

Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited)		September 30, 2013

Shares	Security Description	Fair Value
	COMMON STOCKS 96.5%
	BASIC INDUSTRIES 13.4%
75,900	Apogee Enterprises, Inc.	$2,252,712
42,900	Bemis Co., Inc.	1,673,529
58,000	Hawkins, Inc.	2,188,920
90,000	The Manitowoc Company, Inc.	1,762,200
101,000	Titan Machinery, Inc. (b)	1,623,070
35,200	Valspar Corp.	2,232,736
		11,733,167
	CAPITAL GOODS 16.5%
54,700	Badger Meter, Inc.	2,543,550
14,500	Chart Industries, Inc.(b)	1,784,080
23,200	Graco, Inc.	1,718,192
142,475	MOCON, Inc.	1,949,058
33,800	MTS Systems Corp.	2,175,030
43,800	Oshkosh Corporation (b)	2,145,324
21,800	Snap-on Incorporated	2,169,100
		14,484,334
	CONSUMER CYCLICAL 12.0%
20,200	Buffalo Wild Wings, Inc. (b)	2,246,644
16,400	Cabela's Inc. (b)	1,033,692
63,500	Deluxe Corp.	2,645,410
38,639	G&K Services, Inc., Class A	2,333,409
41,400	Toro Co.	2,250,090
		10,509,245
	CONSUMER STAPLE 2.7%
32,700	Casey's General Stores, Inc.	2,403,450

	ENERGY 7.2%
145,000	Kodiak Oil & Gas Corp. (a)(b)	1,748,700
89,900	Northern Oil and Gas, Inc. (b)	1,297,257
49,000	Oasis Petroleum Inc. (b)	2,407,370
32,900	Superior Energy Services, Inc. (b)	823,816
		6,277,143
	FINANCIAL 16.2%
91,000	Agree Realty Corporation	2,746,380
168,100	Associated Banc-Corp.	2,603,869
278,613	Bank Mutual Corporation	1,746,904
105,600	PrivateBancorp, Inc.	2,259,840
73,400	TCF Financial Corp.	1,048,152
23,900	Waddell & Reed Financial, Inc.	1,230,372
62,300	Wintrust Financial Corporation	2,558,661
		14,194,178
	HEALTH CARE 8.2%
35,700	Landauer, Inc.	1,829,625
45,300	Patterson Cos., Inc.	1,821,060
28,500	Techne Corp.	2,281,710
75,276	Vascular Solutions, Inc. (b)	1,264,637
		7,197,032

Mairs & Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited)(continued)		September 30, 2013

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	TECHNOLOGY 10.9%
33,200	Advent Software, Inc.	$1,054,100
95,000	Cray Inc. (b)	2,286,650
33,036	Daktronics, Inc.	369,673
42,534	NVE Corporation (b)	2,170,935
19,800	Proto Labs, Inc. (b)	1,512,522
14,400	SPS Commerce, Inc. (b)	963,648
150,400	VASCO Data Security International, Inc. (b)	1,186,656
		9,544,184
	TRANSPORTATION 2.8%
40,593	Echo Global Logistics, Inc. (b)	850,017
41,700	Hub Group, Inc. (b)	1,635,891
		2,485,908
	UTILITIES 6.6%
62,700	ALLETE, Inc.	3,028,410
100,100	MDU Resources Group, Inc.	2,799,797
		5,828,207

	TOTAL COMMON STOCKS	$84,656,848
	(cost $68,124,907)

	SHORT-TERM INVESTMENTS 3.6%
3,107,672	First American Prime Obligations Fund, Class Z, 0.02% (c)	$3,107,672
	(cost $3,107,672)

	TOTAL INVESTMENTS 100.1%	$87,764,520
	(cost $71,232,579)

	OTHER ASSETS AND LIABILITIES (NET) (0.1)%	(47,355)

	TOTAL NET ASSETS 100.0%	$87,717,165

(a)	Foreign security denominated in U.S. dollars. As of September 30, 2013, these securities represented $1,748,700 or 2.0% of total net assets.
(b)	Non-income producing.
(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2013.

See accompanying Notes to Schedules of Investments.

Mairs & Power Funds Trust
NOTES TO SCHEDULES OF INVESTMENTS (unaudited)	September 30, 2013

Security Valuations
Mairs & Power Growth Fund (the Growth Fund), Mairs & Power Balanced Fund (the Balanced Fund), and Mairs & Power Small Cap Fund (the Small Cap Fund) (individually a Fund and collectively the Funds) are series within the Mairs & Power Funds Trust (the Trust).  Security valuations for the Funds’ investments are furnished by independent pricing services that have been approved by the Trust’s Board of Trustees (the Board).  Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price.  Debt obligations exceeding 60 days to maturity are valued by an independent pricing service.  The pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques.  These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities.  When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board.

Factors that may be considered in determining the fair value of a security are fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold.  As of September 30, 2013, no securities in the Funds were valued using this method.

In preparing the financial statement, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statement was available to be issued.  This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the net assets of each Fund as of September 30, 2013:

	Growth Fund	Balanced Fund	Small Cap Fund
Level 1*	$3,536,674,830	$328,183,977	$87,764,520
Level 2**	-	175,870,105	-
Level 3	-	-	-
Total	$3,536,674,830	$504,054,082	$87,764,520

NOTES TO SCHEDULES OF INVESTMENTS (unaudited) (continued)	September 30, 2013

*   All Level 1 investments are equity securities (common stocks and preferred stocks and securities) and short-term investments.
** All Level 2 investments are fixed income securities, excluding preferred securities.

For detail of securities by major industry classification for the Funds, please refer to the Schedules of Investments.

The Funds had no transfers amongst levels during the period and did not hold any Level 3 investments at either September 30, 2013 or December 31, 2012; therefore, a roll forward of Level 3 investments is not required.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2012, the components of accumulated earnings (losses) on a tax basis were as follows:

	Growth Fund	Balanced Fund	Small Cap Fund
Cost of investments	$1,500,832,789	$219,876,934	$37,577,732
Gross unrealized appreciation	$1,095,798,501	$71,856,315	$4,728,780
Gross unrealized depreciation	(105,176,187)	(5,374,188)	(547,524)
Net unrealized appreciation	$990,622,314	$66,482,127	$4,181,256
Undistributed ordinary income	$21,490	$-	$153
Undistributed long-term capital gains	1,248	13,771	-
Total distributable earnings	$22,738	$13,771	$153
Other accumulated earnings	-	-	-
Total accumulated earnings	$990,645,052	$66,495,898	$4,181,409

Transactions With Affiliated Companies
The Growth Fund owned 5% or more of the voting securities of the following companies during the period ended September 30, 2013.  As a result, these companies are deemed to be affiliates of the Growth Fund as defined by the Investment Company Act of 1940.  Transactions during the period in these securities of affiliated companies were as follows:

	Share Activity
Security Name	Balance 12/31/12	Purchases	Sales	Balance 09/30/13	Dividend Income	Fair Value at 09/30/13
H.B. Fuller Co.	2,850,000	-	-	2,850,000	$812,250	$128,791,500
MTS Systems Corp.	1,200,000	-	-	1,200,000	1,080,000	77,220,000
NVE Corporation	270,500	242,200	26,515	486,185	-	24,814,883
					$1,892,250	$230,826,383

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Mairs & Power Funds Trust

By (Signature and Title)          /s/ William B. Frels
    William B. Frels, President

Date       November 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ William B. Frels
       William B. Frels, President
      (Principal Executive Officer)

Date       November 21, 2013

By (Signature and Title)*         /s/ Andrea C. Stimmel
  Andrea C. Stimmel, Treasurer
     (Principal Financial Officer)

Date       November 21, 2013

* Print the name and title of each signing officer under his or her signature.